12. Investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Schedule of investments in subsidiaries

The details of the Company's subsidiaries at the end of each year are shown below:

			Direct and indirect equity interest - %
			2019	2018
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	Sendas Distribuidora S.A. (“Sendas”)	Brazil	100.00	100.00
	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Brazil	100.00	100.00
	CBD Holland B.V. (“CBD Holland”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")	Brazil	100.00	100.00
	Leji Intermediação S.A. ("James Delivery")	Brazil	100.00	100.00
	Cheftime Comércio de Refeições S/A ("Cheftime") See note13.2	Brazil	79.57	-
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	BCafeterias e Lanchonetes Ltda. ("BCafeterias")(*)	Brazil	100.00	-
	Fronteira Serviços Imobiliários Ltda.("Fronteira")(*)	Brazil	100.00	-
	Place2B Serviços Imobiliários Ltda.("Place2B")(*)	Brazil	100.00	-
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	Luxembourg	100.00	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Netherlands	100.00	100.00
Éxito	Almacenes Éxito S.A. ("Éxito")	Colombia	96.57	-
(Acquired on 11/27/2019)	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	94.59	-
	Fideicomiso Lote Girardot	Colombia	96.57	-
	Éxito Viajes y Turismo S.A.S.	Colombia	49.25	-
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	96.57	-
	Gemex O & W S.A.S.	Colombia	96.57	-
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	96.57	-
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	96.57	-
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	96.57	-
	Patrimonio Autónomo Iwana	Colombia	49.25	-
	Patrimonio Autónomo Viva Malls	Colombia	49.25	-
	Patrimonio Autónomo Viva Sincelejo	Colombia	25.12	-
	Patrimonio Autónomo Viva Villavicencio	Colombia	25.12	-
	Patrimonio Autónomo San Pedro Etapa I	Colombia	25.12	-
	Patrimonio Autónomo Centro Comercial	Colombia	25.12	-
	Patrimonio Autónomo Viva Laureles	Colombia	39.40	-
	Patrimonio Autónomo Viva Palmas	Colombia	25.12	-
	Patrimonio Autónomo Centro Comercial Viva	Colombia	44.33	-
	Spice investment Mercosur	Uruguay	96.57	-
	Larenco S.A.	Uruguay	96.57	-
	Geant Inversiones S.A.	Uruguay	96.57	-
	Lanin S.A.	Uruguay	96.57	-
	5 Hermanos Ltda.	Uruguay	96.57	-
	Sumelar S.A.	Uruguay	96.57	-
	Raxwy Company S.A.	Uruguay	96.57	-
	Supermercados Disco del Uruguay S.A.	Uruguay	60.35	-
	Maostar S.A.	Uruguay	30.18	-
	Ameluz S.A.	Uruguay	60.35	-
	Fandale S.A.	Uruguay	60.35	-
	Odaler S.A.	Uruguay	60.35	-
	La Cabaña S.R.L.	Uruguay	60.35	-
	Ludi S.A.	Uruguay	60.35	-
	Semin S.A.	Uruguay	60.35	-
	Randicor S.A.	Uruguay	60.35	-
	Setara S.A.	Uruguay	60.35	-
	Hiper Ahorro S.R.L.	Uruguay	60.35	-
	Ciudad del Ferrol S.C.	Uruguay	59.14	-
	Mablicor S.A.	Uruguay	30.78	-
	Tipsel S.A.	Uruguay	96.57	-
	Tedocan S.A.	Uruguay	96.57	-
	Vía Artika S. A.	Uruguay	96.57	-
	Group Disco del Uruguay S.A.	Uruguay	60.35	-
	Devoto Hermanos S.A.	Uruguay	96.57	-
	Mercados Devoto S.A.	Uruguay	96.57	-
	Geant Argentina S.A.	Argentina	96.57	-
	Libertad S.A.	Argentina	96.57	-
	Onper Investment 2015 S.L	Spain	96.57	-
	Spice España de Valores Americanos S.L.	Spain	96.57	-
	Marketplace Internacional Éxito S.L	Spain	96.57	-
	Carulla Vivero Holding Inc.	British Virgin Islands	96.57	-
	Gelase S. A.	Belgium	96.57	-
Via Varejo (see note 12.3)	Via Varejo S.A. (“Via Varejo”)	Brazil	-	43.23
	Indústria de Móveis Bartira Ltda. (“Bartira”)	Brazil	-	43.23
	VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”)	Brazil	-	43.23
	Globex Adm. e Serviços Ltda. (“Globex Adm”)	Brazil	-	43.23
	Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”)	Brazil	-	43.23
	Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”)	Brazil	-	43.23
	Cnova Comércio Eletrônico S.A. (”Cnova Brazil”)	Brazil	-	43.23

(*) The Group created new operating companies

Schedule of investments in associates

The details of the Company's associates at the end of each year are shown below:

			Direct and indirect equity interest - %
			2019	2018
	Companies
	Subsidiaries
Cnova N.V.	Cnova N.V. (“Cnova Holanda”)	Netherlands	33.98	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	33.98	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	33.98	33.98
	Cnova France SAS (“Cnova France”)	France	33.98	33.98
	Cdiscount S.A. (“Cdiscount”)	France	33.87	33.87
	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Ivory Coast	33.98	33.98
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	33.98	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	33.98	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	23.79	23.79
	Cdiscount Panama S.A. (“Cdiscount Panama”)	Panama	23.79	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	23.79	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	23.78	23.78
	Cnova Pay	France	33.98	33.98
	BeezUP SAS ("BezzUp")	France	33.98	33.98
	CARYA	France	33.87	33.87
	HALTAE	France	33.87	33.87
	C-Logistics (**)	France	28.56	33.87
	NEOSYS	France	17.33	17.33
	Neotech Solutions	Morocco	17.33	17.33
	NEOSYS Tunisie (*)	Tunisia	17.33	-
	C Chez Vous (**)	France	28.56	-
	Phoenix (*)	France	16.99	-
FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	35,76	41,92
	Banco Investcred Unibanco S.A. (“BINV”)	Brazil	-	21,62
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	35,76	41,92
Éxito	Puntos Colombia S.A.S ("Puntos")	Colombia	48,29	-
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	48,29	-
	Cnova N.V (“Cnova Holanda”)	Netherlands	0,18	-

(*) Companies created in 2019 by Cnova N.V

(**) Companies changed interest held in C_logistics by C Chez Vous

Schedule of financial statements

The summarized financial statements are as follows:

	FIC		Cnova N.V.		Tuya
	2019	2018	2019	2018	2019
				Restated

Current assets	7,085	5,952	3,271	3,121	3,943
Noncurrent assets	51	59	2,587	1,947	100
Total assets	7,136	6,011	5,858	5,068	4,043

Current liabilities	6,185	5,279	5,819	5,127	1,426
Noncurrent liabilities	20	10	867	757	2,146
Shareholders’ equity	931	722	(828)	(816)	471
Total liabilities and shareholders’ equity	7,136	6,011	5,858	5,068	4,043

	FIC			Cnova N.V.			Tuya
Statement of operations:	2019	2018	2017	2019	2018	2017	2019
					Restated	Restated

Revenues	1,207	969	988	9,689	9,370	7,337	698
Operating income	441	398	240	(24)	(73)	(111)	87
Net income for the year	263	218	139	(288)	(147)	(406)	(14)

In applying the equity method in FIC, the special goodwill reserve of R$122 recorded by FIC is deducted from its shareholders’ equity, since it represents Itaú Unibanco’s exclusive right. The investments in Tuya and Cnova N.V. includes the goodwill acquired in the business combination totaling R$71 and R$11, respectively.

12.2.	Breakdown of investments and rollfoward:
	FIC	BINV	Tuya	Puntos Colombia	Other (*)	Total
Balances at 12.31.2017 – restated (**)	155	-	-	-	(200)	(45)
Share of profit (loss) of associates – continuing operation	79	-	-	-	(51)	28
Share of profit of associates – discontinued operation	32	8	-	-	-	40
Dividends and interest on own capital - continuing operation	(25)	-	-	-	-	(25)
Dividends and interest on own capital - discontinued operation	(12)	-	-	-	-	(12)
Share of other comprehensive income	(7)	-	-	-	(28)	(35)
Assets held for sale and discontinued operations	(19)	(8)	-	-	-	(27)
Balances at 12.31.2018 – restated (**)	203	-	-	-	(279)	(76)
Share of profit (loss) of associates – continuing operation	106	-	(7)	2	(99)	2
Share of profit of associates – discontinued operation	12	4	-	-	-	16
Dividends and interest on own capital - continuing operation	(20)	-	-	-	-	(20)
Dividends and interest on own capital - discontinued operation	(3)	-	-	-	-	(3)
Share of other comprehensive income	-	-	9	-	(8)	1
Investment acquisition	-	-	305	-	11	316
Assets held for sale and discontinued operations	(9)	(4)	-	-	-	(13)
Balances at 12.31.2019	289	-	307	2	(375)	223

(*) Includes losses on the investment in associate Cnova N.V. of R$385 on December 31, 2019 (R$279 on December 31, 2018).

(**) Adoption of IFRS 16. Note 4.2